Income Taxes - Summary of Expiry Date of Tax Credits for Which Deferred Tax Assets Are Not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits for which deferred tax assets are not recognized	¥ 1,458	¥ 1,716
Tax credit expiring within one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits for which deferred tax assets are not recognized	12	14
Tax credit expiring between one and five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits for which deferred tax assets are not recognized	720	151
Tax credit expiring over five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits for which deferred tax assets are not recognized	¥ 726	¥ 1,551